Condensed Interim Consolidated Statements of Financial Position (Unaudited) - CAD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 372	$ 398
Short term investments	5,000	2,500
Receivables and other current assets	158	242
TOTAL CURRENT ASSETS	5,530	3,140
NON-CURRENT ASSETS
Property, plant and equipment	39	49
Exploration and evaluation assets	63,808	50,494
Reclamation of deposit	14	14
TOTAL NON-CURRENT ASSETS	63,861	50,557
TOTAL ASSETS	69,391	53,697
CURRENT LIABILITIES
Trade payables and accrued liabilities	1,628	969
TOTAL CURRENT LIABILITIES	1,628	969
TOTAL LIABILITIES	1,628	969
EQUITY
Reserve	7,749	5,089
Deficit	(28,529)	(26,550)
TOTAL SHAREHOLDERS' EQUITY	67,763	52,728
TOTAL LIABILITIES AND EQUITY	69,391	53,697
Preferred Stock [Member]
EQUITY
Share capital	591	591
Common Stock [Member]
EQUITY
Share capital	$ 87,952	$ 73,598